Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Components of Provision for Income Taxes	The provision for income taxes consists of the following components:
	2021	2020
Current tax expense	$2,414	$2,036
Deferred tax (benefit) expense	(130)	12
Total income taxes	$2,284	$2,048

Deferred Tax Assets and Liabilities
The source of deferred tax assets and deferred tax liabilities at December 31:

	2021	2020
Items giving rise to deferred tax assets:
Allowance for loan losses	$1,410	$1,557
Deferred compensation	2,007	1,822
Deferred loan fees/costs	148	136
Other real estate owned	—	1
Accrued bonus	286	212
Purchase accounting adjustments	2	18
Net operating loss	82	99
Lease liability	324	235
Nonaccrual interest income	174	—
Other	275	339
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(104)	(100)
FHLB stock dividends	(676)	(676)
Unrealized gain on securities available for sale	(188)	(647)
Prepaid expenses	(205)	(202)
Depreciation and amortization	(783)	(894)
Right-of-use asset	(324)	(235)
Net deferred tax asset	$2,428	$1,665

Reconciliation of Income Tax Provision
The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 21% to income before taxes is as follows:

	2021	2020
Statutory tax (21%)	$2,943	$2,584
Effect of nontaxable interest	(378)	(348)
Effect of nontaxable insurance premiums	(220)	(210)
Income from bank owned insurance, net	(168)	(161)
Effect of postretirement benefits	26	124
Effect of nontaxable life insurance death proceeds	(10)	—
Effect of state income tax	150	125
Tax credits	(72)	(102)
Other items	13	36
Total income taxes(1)	$2,284	$2,048

(1) Effective income tax rates were 16.3% for 2021 and 16.6% for 2020